Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Income Tax Expense

The components of income tax expense were:

Year Ended December 31 (Dollars in Millions)	2013	2012	2011
Federal
Current	$1,885	$1,853	$907
Deferred	(83)	45	689
Federal income tax	1,802	1,898	1,596
State
Current	216	334	186
Deferred	14	4	59
State income tax	230	338	245
Total income tax provision	$2,032	$2,236	$1,841

Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 35 Percent to Company's Applicable Income Tax Expense

A reconciliation of expected income tax expense at the federal statutory rate of 35 percent to the Company’s applicable income tax expense follows:

Year Ended December 31 (Dollars in Millions)	2013	2012	2011
Tax at statutory rate	$2,717	$2,704	$2,320
State income tax, at statutory rates, net of federal tax benefit	150	220	159
Tax effect of
Tax credits, net of related expenses (a)	(648)	(479)	(458)
Tax-exempt income	(212)	(219)	(226)
Noncontrolling interests	37	55	29
Other items	(12)	(45)	17
Applicable income taxes	$2,032	$2,236	$1,841

(a)	Excludes tax credits of $473 million for the year ended December 31, 2013 which were recognized as a reduction to the related investment asset.

Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances

A reconciliation of the changes in the federal, state and foreign unrecognized tax position balances are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2013	2012	2011
Balance at beginning of period	$302	$479	$532
Additions for tax positions taken in prior years	44	73	24
Additions for tax positions taken in the current year	–	5	2
Exam resolutions	(56)	(245)	(70)
Statute expirations	(26)	(10)	(9)
Balance at end of period	$264	$302	$479

Significant Components of Company's Net Deferred Tax Asset (Liability)

The significant components of the Company’s net deferred tax asset (liability) follows:

At December 31 (Dollars in Millions)	2013	2012
Deferred Tax Assets
Allowance for credit losses	$1,722	$1,756
Accrued expenses	485	476
Pension and postretirement benefits	277	523
Securities available-for-sale and financial instruments	172	–
Stock compensation	165	183
Federal, state and foreign net operating loss carryforwards	72	60
Partnerships and other investment assets	646	395
Other deferred tax assets, net	179	180
Gross deferred tax assets	3,718	3,573
Deferred Tax Liabilities
Leasing activities	(2,872)	(2,792)
Mortgage servicing rights	(835)	(490)
Goodwill and other intangible assets	(666)	(565)
Loans	(211)	(168)
Fixed assets	(147)	(201)
Securities available-for-sale and financial instruments	–	(232)
Other deferred tax liabilities, net	(210)	(361)
Gross deferred tax liabilities	(4,941)	(4,809)
Valuation allowance	(82)	(84)
Net Deferred Tax Asset (Liability)	$(1,305)	$(1,320)